(LOSS) / PROFIT PER SHARE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
(LOSS) / PROFIT PER SHARE

33       (LOSS) / PROFIT PER SHARE

Basic income per share is calculated by dividing the income attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the year.

Diluted income per share is calculated using the “treasury stock method” in assessing the dilution impact of convertible instruments until maturity. The treasury stock method assumes that all convertible instruments until maturity have been converted in determining fully diluted profit per share if they are in-the-money, except where such conversion would be anti-dilutive. In the event of a share consolidation or share division, the calculation of basic and diluted income (loss) per share is adjusted retrospectively for all periods presented.

The following table summarizes activity for the year ended December 31:

	2025	2024	2023
(Loss) / Profit for the year	(79,340)	(30,271)	31,880

Weighted average number of ordinary shares outstanding - basic	78,251,116	72,204,049	72,128,723
Weighted average number of ordinary shares outstanding - diluted	78,251,116	72,204,049	72,605,064

(Loss) / Profit per share - basic	(1.01)	(0.42)	0.44
(Loss) / Profit per share - diluted	(1.01)	(0.42)	0.44